DEPOSITS PAID, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deposits Paid Net
SCHEDULE OF DEPOSITS PAID

Deposits paid consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Deposits paid (including $1,557,900 and $1,628,511 to related parties as of September 30, 2023 and December 31, 2022, respectively)	$2,258,234	$2,365,652
Less: Allowance for doubtful accounts (including $1,034,604 and $870,066 to related parties as of September 30, 2023 and December 31, 2022, respectively)	(1,652,625)	(1,244,350)
Deposits paid, net	$605,609	$1,121,302

Deposits paid consisted of the following as of December 31, 2022 and 2021:

	2022	2021
Deposits paid (including $1,628,511 and $1,596,075 to related parties as of December 31, 2022 and 2021, respectively)	$2,365,652	$2,306,160
Less: Allowance for doubtful accounts (including $870,066 and $nil to related parties as of December 31, 2022 and 2021, respectively)	(1,244,350)	-
Deposits paid, net	$1,121,302	$2,306,160

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS OF DEPOSITS PAID

Allowance for doubtful accounts movement is as follows:

	September 30, 2023	December 31, 2022
Beginning balance	$1,244,350	$-
Additions to allowance	487,894	1,280,681
Foreign currency translation adjustment	(79,619)	(36,331)
Ending balance	$1,652,625	$1,244,350

Allowance for doubtful accounts movement is as follows:

	2022	2021
Beginning balance	$-	$-
Additions to allowance	1,280,681	-
Foreign currency translation adjustment	(36,331)	-
Ending balance	$1,244,350	$-